Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property, Plant and Equipment and Impairment Losses

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2020	¥1,072,003	¥659,692	¥128,854	¥96,629	¥126,946	¥2,084,124
Additions and other increases	109,034	22,318	8,376	—	74,010	213,738
Transfers	27,164	32,125	5,523	(145)	(64,667)	—
Disposals and other decreases	(91,232)	(24,306)	(14,172)	(2,917)	(926)	(133,553)
Reclassification to assets held for sale (Note 19)	(13,413)	(21,030)	(3,071)	(808)	(327)	(38,649)
Foreign currency translation differences	29,853	17,398	8,444	2,475	8,099	66,269
Other	(3)	(62)	(125)	1	(5)	(194)
As of March 31, 2021	¥1,133,406	¥686,135	¥133,829	¥95,235	¥143,130	¥2,191,735
Additions and other increases	46,393	20,183	7,911	50	87,220	161,758
Acquisitions through business combinations	—	79	35	—	—	114
Transfers	30,176	41,341	8,070	—	(79,587)	—
Disposals and other decreases	(2,837)	(15,389)	(21,253)	(1,266)	(1,932)	(42,677)
Deconsolidation	—	(4)	—	—	—	(4)
Foreign currency translation differences	81,440	39,680	7,303	4,635	9,024	142,082
As of March 31, 2022	¥1,288,578	¥772,024	¥135,895	¥98,654	¥157,856	¥2,453,007

Accumulated depreciation and accumulated impairment losses
As of April 1, 2020	¥(263,244)	¥(345,635)	¥(85,133)	¥(960)	¥(2,782)	¥(697,754)
Depreciation expenses	(53,061)	(55,794)	(15,549)	—	—	(124,404)
Impairment losses	(161)	(105)	(67)	—	(103)	(436)
Disposals and other decreases	53,017	18,978	13,508	601	15	86,119
Reclassification to assets held for sale (Note 19)	6,319	14,748	2,171	—	—	23,238
Foreign currency translation differences	(9,037)	(6,716)	(7,807)	(72)	(100)	(23,732)
Other	(538)	(321)	11	—	(1)	(849)
As of March 31, 2021	¥(266,705)	¥(374,845)	¥(92,866)	¥(431)	¥(2,971)	¥(737,818)
Depreciation expenses	(62,870)	(54,191)	(15,358)	—	—	(132,419)
Impairment losses	—	(346)	(42)	—	—	(388)
Disposals and other decreases	1,353	13,729	21,154	33	76	36,344
Deconsolidation	—	3	—	—	—	3
Foreign currency translation differences	(15,901)	(15,635)	(4,379)	(13)	(1)	(35,929)
As of As of March 31, 2022	¥(344,123)	¥(431,287)	¥(91,491)	¥(411)	¥(2,896)	¥(870,207)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2020	¥808,759	¥314,057	¥43,721	¥95,669	¥124,164	¥1,386,370
As of March 31, 2021	866,701	311,290	40,963	94,804	140,159	1,453,917
As of March 31, 2022	944,455	340,737	44,404	98,243	154,960	1,582,800
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Cost of sales	¥(29)	¥(139)	¥(261)
Selling, general and administrative expenses	(469)	(149)	(34)
Research and development expenses	(293)	(68)	—
Other operating expenses	(19,224)	(80)	(92)
Total	¥(20,015)	¥(436)	¥(388)

Schedule of Reconciliation of Changes in Right-of-use Assets
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2021 and 2022 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2020	¥398,441	¥13,968	¥718	¥413,127
Additions and other increases	87,721	7,880	54	95,655
Disposals and other decreases	(29,473)	(7,048)	(313)	(36,834)
Reclassification to assets held for sale (Note 19)	(3,190)	(175)	—	(3,365)
Foreign currency translation differences	9,750	501	14	10,265
Other	(452)	(86)	(1)	(539)
As of March 31, 2021	¥462,797	¥15,040	¥472	¥478,309
Additions and other increases	30,110	4,195	13	34,318
Disposals and other decreases	(7,365)	(6,177)	(161)	(13,703)
Foreign currency translation differences	39,575	883	27	40,485
As of March 31, 2022	¥525,118	¥13,940	¥351	¥539,410
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2021 and 2022 include the following changes in accumulated depreciation and accumulated impairment loss related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2020	¥(59,234)	¥(6,359)	¥(516)	¥(66,109)
Depreciation expenses	(33,755)	(4,322)	(94)	(38,171)
Impairment losses	(45)	—	—	(45)
Disposals and other decreases	10,495	2,794	313	13,602
Reclassification to assets held for sale (Note 19)	1,646	109	—	1,755
Foreign currency translation differences	(2,508)	(257)	(6)	(2,771)
Other	408	(198)	—	210
As of March 31, 2021	¥(82,993)	¥(8,233)	¥(303)	¥(91,529)
Depreciation expenses	(37,820)	(3,867)	(74)	(41,761)
Disposals and other decreases	6,026	5,590	155	11,770
Foreign currency translation differences	(9,380)	(562)	(11)	(9,953)
As of March 31, 2022	¥(124,166)	¥(7,072)	¥(234)	¥(131,472)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU Assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2020	¥339,207	¥7,609	¥202	¥347,018
As of March 31, 2021	379,804	6,807	169	386,780
As of March 31, 2022	400,952	6,868	118	407,938

Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Expense relating to short-term leases	¥5,772	¥4,802	¥4,458
Expense relating to leases of low-value assets that are not short-term leases expenses	1,560	1,250	1,304
Expense relating to variable lease payments	8,172	6,315	4,006
Total expenses not included in lease liabilities	¥15,504	¥12,367	¥9,768